SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	May 17, 2017 USD ($) $ / shares	Dec. 31, 2018 USD ($)	May 17, 2017 ILS (₪) ₪ / shares
Shareholder Equity [Line Items]
Cash dividend declared, amount	$ 3,000
Cash dividend declared, value per share | $ / shares	$ 0.34
Cash dividend declared, declaration date	May 17, 2017
Cash dividend declared, record date	Jun. 07, 2017
Cash dividend declared, payment date	Jun. 21, 2017
Incremental cost		$ 74
ILS [Member]
Shareholder Equity [Line Items]
Cash dividend declared, amount | ₪			₪ 10,800
Cash dividend declared, value per share | ₪ / shares			₪ 1.2